Other Liabilities (Tables)	6 Months Ended
Dec. 31, 2025
Other Liabilities
Schedule Of The Company’s Movement In RSU Liability

The following table summarizes the movement in the RSU liability during the six-month period ended December 31, 2025 and the year ended June 30, 2025:

	December 31, 2025	June 30, 2025
	$	$
Balance, beginning of period	—	773,891
Share based compensation	12,315,277	89,449
RSUs redeemed in cash	(54,779)	(863,280)
Impact of foreign exchange	11,373	(60)
Balance, end of period	12,271,871	—